Additional Notes - Summary of Contractual Cash Flows of Financial Liabilities (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Cash Flows Financial Liabilities [Line Items]
Trade Accounts Payable	€ 73,787,000	€ 47,818,000
Financial Liabilities from Future Payments to Royalty Pharma	88,401,374	0
Future Cash Outflow from Financial Liabilities from Royalty Pharma	1,500,000
Later than one year [member]
Cash Flows Financial Liabilities [Line Items]
Trade Accounts Payable	73,787,000	47,818,000
Convertible bonds due to related parties	2,031,000
Financial Liabilities from Collaboration	1,140,000	161,000
Financial Liabilities from Future Payments to Royalty Pharma	89,845,000
Bearer bonds		2,031,000
Later than one year and not later than five years [member]
Cash Flows Financial Liabilities [Line Items]
Trade Accounts Payable	0	0
Convertible bonds due to related parties	331,094,000
Financial Liabilities from Collaboration	167,669,000	180,347,000
Financial Liabilities from Future Payments to Royalty Pharma	505,938,000
Bearer bonds		333,125,000
Later than five years [member]
Cash Flows Financial Liabilities [Line Items]
Trade Accounts Payable	0	0
Convertible bonds due to related parties	0
Financial Liabilities from Collaboration	530,242,000	529,338,000
Financial Liabilities from Future Payments to Royalty Pharma	1,051,077,000
Bearer bonds		0
Maturity, total [Member]
Cash Flows Financial Liabilities [Line Items]
Trade Accounts Payable	73,787,000	47,818,000
Convertible bonds due to related parties	333,125,000
Financial Liabilities from Collaboration	699,052,000	709,846,000
Financial Liabilities from Future Payments to Royalty Pharma	€ 1,646,860,000
Bearer bonds		€ 335,156,000